Other Long-term Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities
Other Long-term Liabilities

Other Long-term Liabilities
($ millions)	December 31, 2017	December 31, 2016
Employee future benefits (note 22)	248	208
Finance lease obligations	498	288
Stock-based compensation	32	14
Deferred revenue	284	321
Leasehold incentives	101	104
Other	74	85
End of year	1,237	1,020

Finance lease obligations
The Company, on behalf of the Sunrise Oil Sands Partnership, entered into an arrangement for the construction and use of pipeline and storage facilities in its oil sands operations for a minimum period of 20 years with options to renew.
During the year ended December 31, 2017, the Company entered into an arrangement to lease a supply vessel to support the West White Rose Project and other Atlantic operations for a minimum period of 10 years with options to renew. The Company also entered into a five year refining feedstock transportation arrangement and an 18 year hydrogen supply arrangement. The substance of these arrangements have been determined to be finance lease obligations.
The future minimum lease payments under existing finance leases are payable as follows:

	Within 1 year		After 1 year but no more than 5 years		More than 5 years		Total
($ millions)	2017	2016	2017	2016	2017	2016	2017	2016
Future minimum lease payments	69	35	258	140	993	764	1,320	939
Interest	48	30	174	112	594	505	816	647
Present value of minimum lease payments	66	33	194	102	244	153	504	288